OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid other taxes - net of current portion (Note 30)		Rp 2,698	Rp 3,075
Prepaid rental - net of current portion (Note 9)		2,662	2,688
Frequency license - net of current portion (Note 9)		1,743	2,019
Prepaid income taxes - net of current portion (Note 30)		894	763
Deferred charges		474	413
Advances for purchases of property and equipment		387	2,805
Convertible bonds		213	64
Restricted cash		183	31
Security deposit		173	116
Others		227	296
Total	$ 672	Rp 9,654	Rp 12,270